EARNINGS (LOSS) PER SHARE - Basic Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EARNINGS (LOSS) PER SHARE
Income (loss) for the year	$ (27,010)	$ 45,770
Weighted average number of common shares (thousands)	311,482	272,202
Basic earnings (loss) per share	$ (0.09)	$ 0.17